First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.7%
	Aerospace & Defense – 1.8%
13,631	General Dynamics Corp.	$2,409,961
5,301	Lockheed Martin Corp.	1,996,780
		4,406,741
	Banks – 1.1%
48,240	US Bancorp	2,750,645
	Beverages – 2.7%
58,094	Coca-Cola (The) Co.	3,162,056
26,110	PepsiCo, Inc.	3,581,509
		6,743,565
	Building Products – 2.4%
28,456	Allegion PLC	3,302,034
63,835	Johnson Controls International PLC	2,765,971
		6,068,005
	Capital Markets – 2.1%
12,074	CME Group, Inc.	2,484,225
29,202	Intercontinental Exchange, Inc.	2,754,333
		5,238,558
	Chemicals – 4.1%
9,909	Air Products & Chemicals, Inc.	2,113,193
13,349	Ecolab, Inc.	2,563,943
13,157	Linde PLC	2,609,691
22,865	PPG Industries, Inc.	2,860,869
		10,147,696
	Commercial Services & Supplies – 2.6%
34,953	Republic Services, Inc.	3,058,737
30,838	Waste Management, Inc.	3,460,332
		6,519,069
	Containers & Packaging – 0.7%
23,743	Ball Corp.	1,661,298
	Distributors – 1.0%
23,559	Genuine Parts Co.	2,416,682
	Diversified Financial Services – 0.9%
10,729	Berkshire Hathaway, Inc., Class B (a)	2,280,771
	Diversified Telecommunication Services – 2.5%
78,470	AT&T, Inc.	3,020,310
51,649	Verizon Communications, Inc.	3,123,215
		6,143,525
	Electric Utilities – 8.2%
38,736	Alliant Energy Corp.	2,066,178
17,766	American Electric Power Co., Inc.	1,676,933
Shares	Description	Value

	Electric Utilities (Continued)
19,077	Duke Energy Corp.	$1,798,198
15,809	Entergy Corp.	1,920,477
29,085	Evergy, Inc.	1,858,822
23,469	Eversource Energy	1,965,294
41,811	Exelon Corp.	1,901,983
39,610	FirstEnergy Corp.	1,913,955
7,696	NextEra Energy, Inc.	1,834,265
17,165	Pinnacle West Capital Corp.	1,615,570
31,634	Xcel Energy, Inc.	2,009,075
		20,560,750
	Food Products – 2.2%
19,776	Hershey (The) Co.	2,904,501
47,620	Mondelez International, Inc., Class A	2,497,669
		5,402,170
	Gas Utilities – 0.7%
16,266	Atmos Energy Corp.	1,829,600
	Health Care Equipment & Supplies – 5.5%
29,999	Abbott Laboratories	2,508,216
26,319	Baxter International, Inc.	2,018,667
13,856	Danaher Corp.	1,909,634
50,208	Hologic, Inc. (a)	2,425,549
22,012	Medtronic PLC	2,397,107
11,835	Stryker Corp.	2,559,555
		13,818,728
	Health Care Providers & Services – 0.8%
18,932	Quest Diagnostics, Inc.	1,916,865
	Hotels, Restaurants & Leisure – 3.1%
12,895	McDonald’s Corp.	2,536,446
26,704	Starbucks Corp.	2,258,090
29,760	Yum! Brands, Inc.	3,026,890
		7,821,426
	Household Durables – 1.2%
31,082	Garmin Ltd.	2,913,938
	Household Products – 1.3%
25,353	Procter & Gamble (The) Co.	3,156,702
	Industrial Conglomerates – 1.9%
13,864	Honeywell International, Inc.	2,394,729
7,387	Roper Technologies, Inc.	2,489,123
		4,883,852
	Insurance – 9.3%
45,752	Aflac, Inc.	2,432,176
35,909	Arthur J. Gallagher & Co.	3,275,619
16,807	Chubb Ltd.	2,561,723
25,915	Cincinnati Financial Corp.	2,933,837

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
25,921	Globe Life, Inc.	$2,522,891
43,063	Hartford Financial Services Group (The), Inc.	2,458,036
43,511	Loews Corp.	2,132,039
25,409	Marsh & McLennan Cos., Inc.	2,632,881
17,116	Travelers (The) Cos., Inc.	2,243,223
		23,192,425
	Internet & Direct Marketing Retail – 1.1%
20,446	Expedia Group, Inc.	2,794,150
	IT Services – 8.8%
12,604	Accenture PLC, Class A	2,337,034
18,332	Automatic Data Processing, Inc.	2,974,000
22,631	Broadridge Financial Solutions, Inc.	2,833,854
20,929	Fidelity National Information Services, Inc.	2,757,605
15,995	International Business Machines Corp.	2,139,011
18,810	Jack Henry & Associates, Inc.	2,662,744
32,888	Paychex, Inc.	2,750,752
140,656	Western Union (The) Co.	3,524,840
		21,979,840
	Machinery – 3.2%
27,711	Dover Corp.	2,878,896
14,915	IDEX Corp.	2,319,730
21,866	Ingersoll-Rand PLC	2,774,576
		7,973,202
	Media – 2.4%
6,928	Charter Communications, Inc., Class A (a)	3,241,334
35,156	Omnicom Group, Inc.	2,713,692
		5,955,026
	Multiline Retail – 0.9%
13,879	Dollar General Corp.	2,225,359
	Multi-Utilities – 5.1%
23,349	Ameren Corp.	1,814,217
54,391	CenterPoint Energy, Inc.	1,581,146
32,427	CMS Energy Corp.	2,072,734
21,902	Consolidated Edison, Inc.	2,019,803
15,588	DTE Energy Co.	1,984,664
11,457	Sempra Energy	1,655,651
16,872	WEC Energy Group, Inc.	1,592,717
		12,720,932
	Oil, Gas & Consumable Fuels – 2.9%
22,443	Chevron Corp.	2,606,530
27,088	Exxon Mobil Corp.	1,830,336
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
138,336	Kinder Morgan, Inc.	$2,763,953
		7,200,819
	Pharmaceuticals – 4.2%
23,795	Johnson & Johnson	3,141,892
33,824	Merck & Co., Inc.	2,931,188
50,477	Pfizer, Inc.	1,936,803
20,108	Zoetis, Inc.	2,572,215
		10,582,098
	Professional Services – 1.9%
36,000	IHS Markit Ltd. (a)	2,520,720
16,019	Verisk Analytics, Inc.	2,317,949
		4,838,669
	Software – 2.9%
43,109	Citrix Systems, Inc.	4,692,846
45,765	Oracle Corp.	2,493,735
		7,186,581
	Specialty Retail – 2.5%
1,711	AutoZone, Inc. (a)	1,958,034
9,408	Home Depot (The), Inc.	2,206,929
5,030	O’Reilly Automotive, Inc. (a)	2,190,615
		6,355,578
	Water Utilities – 0.7%
13,392	American Water Works Co., Inc.	1,650,832
	Total Common Stocks	231,336,097
	(Cost $210,607,874)
REAL ESTATE INVESTMENT TRUSTS – 7.2%
	Equity Real Estate Investment Trusts – 7.2%
11,057	American Tower Corp.	2,411,311
15,899	AvalonBay Communities, Inc.	3,460,576
30,503	Equity Residential	2,704,396
24,790	Mid-America Apartment Communities, Inc.	3,445,562
11,934	Public Storage	2,659,611
64,903	UDR, Inc.	3,261,376
	Total Real Estate Investment Trusts	17,942,832
	(Cost $16,404,106)
	Total Investments – 99.9%	249,278,929
	(Cost $227,011,980) (b)
	Net Other Assets and Liabilities – 0.1%	373,933
	Net Assets – 100.0%	$249,652,862

(a)	Non-income producing security.

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,571,001 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,304,052. The net unrealized appreciation was $22,266,949.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section);
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 231,336,097	$ 231,336,097	$ —	$ —
Real Estate Investment Trusts*	17,942,832	17,942,832	—	—
Total Investments	$ 249,278,929	$ 249,278,929	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.6%
	Australia – 6.7%
12,579	ASX Ltd.	$713,824
209,854	Aurizon Holdings Ltd.	853,511
646,143	AusNet Services	824,024
152,159	Bank of Queensland Ltd.	949,262
126,243	Brambles Ltd.	1,041,696
14,981	Commonwealth Bank of Australia	812,334
40,086	National Australia Bank Ltd.	790,588
48,058	Sonic Healthcare Ltd.	945,495
79,082	Suncorp Group Ltd.	733,229
320,949	Tabcorp Holdings Ltd.	1,061,982
38,395	Woolworths Group Ltd.	987,771
		9,713,716
	Belgium – 1.5%
23,135	Ageas	1,332,439
8,965	Groupe Bruxelles Lambert S.A.	899,680
		2,232,119
	Bermuda – 0.6%
122,321	CK Infrastructure Holdings Ltd.	881,198
	Cayman Islands – 0.7%
106,771	CK Hutchison Holdings Ltd.	987,870
	Denmark – 1.3%
7,301	Coloplast A.S., Class B	879,765
33,963	Tryg A.S.	948,599
		1,828,364
	France – 8.0%
6,476	Air Liquide S.A.	860,222
48,735	AXA S.A.	1,287,378
12,136	Danone S.A.	1,006,483
49,605	Engie S.A.	829,590
16,245	Eurazeo SE	1,132,378
1,425	Hermes International	1,025,100
2,958	L’Oreal S.A.	863,693
83,703	Orange S.A.	1,348,031
4,408	Pernod Ricard S.A.	813,638
6,190	Sodexo S.A.	680,706
33,164	Veolia Environnement S.A.	871,803
8,043	Vinci S.A.	902,418
		11,621,440
	Germany – 6.3%
4,010	Allianz SE	979,445
6,974	Beiersdorf AG	825,646
5,191	Deutsche Boerse AG	804,454
84,839	Deutsche Telekom AG	1,491,983
109,326	E.ON SE	1,101,893
5,556	Hannover Rueck SE	984,021
7,406	Merck KGaA	882,985
3,898	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,082,512
Shares	Description	Value

	Germany (Continued)
17,223	Vonovia SE	$916,452
		9,069,391
	Hong Kong – 2.8%
103,469	CLP Holdings, Ltd.	1,074,178
33,810	Hang Seng Bank Ltd.	706,753
510,334	Hong Kong & China Gas Co., Ltd.	991,237
188,175	Power Assets Holdings Ltd.	1,343,601
		4,115,769
	Israel – 0.6%
109,277	Bank Leumi Le-Israel BM	795,599
	Italy – 2.6%
67,724	Assicurazioni Generali S.p.A.	1,372,805
120,335	Enel S.p.A.	931,415
47,493	Eni S.p.A.	718,788
121,606	Terna Rete Elettrica Nazionale S.p.A	803,455
		3,826,463
	Japan – 26.3%
33,900	ANA Holdings, Inc.	1,168,403
19,100	Bridgestone Corp.	799,975
24,200	Canon, Inc.	663,769
79,800	Chugoku Electric Power (The) Co., Inc.	1,064,837
7,800	East Japan Railway Co.	711,382
44,000	Iida Group Holdings Co., Ltd.	738,290
44,000	ITOCHU Corp.	925,308
24,700	Japan Airlines Co., Ltd.	771,718
99,900	Japan Post Bank Co., Ltd.	1,000,943
124,400	Japan Post Holdings Co., Ltd.	1,147,351
51,500	Japan Tobacco, Inc.	1,171,257
36,100	Kamigumi Co., Ltd.	820,348
16,200	Keihan Holdings Co., Ltd.	768,071
15,900	Kintetsu Group Holdings Co., Ltd.	870,164
74,500	Kyushu Electric Power Co., Inc.	746,449
22,800	McDonald’s Holdings Co., Japan Ltd.	1,146,439
33,000	Mitsubishi Corp.	844,634
23,900	Mitsubishi Heavy Industries Ltd.	974,236
161,400	Mitsubishi UFJ Financial Group, Inc.	851,613
51,800	Mitsui & Co., Ltd.	895,791
747,600	Mizuho Financial Group, Inc.	1,168,579
31,100	MS&AD Insurance Group Holdings, Inc.	1,010,556
25,900	Nagoya Railroad Co., Ltd.	827,438
44,200	Nippon Steel Corp.	651,396
32,300	NTT DOCOMO, Inc.	889,828
34,900	Odayku Electric Railway Co., Ltd.	854,160
50,000	ORIX Corp.	790,119
210,900	Resona Holdings, Inc.	927,851

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
23,800	Sankyo Co., Ltd.	$836,383
8,500	Secom Co., Ltd.	792,226
62,000	Seiko Epson Corp.	883,008
64,800	Sekisui House Ltd.	1,405,330
57,600	Sumitomo Corp.	940,354
23,100	Sumitomo Mitsui Financial Group, Inc.	829,966
23,300	Sumitomo Mitsui Trust Holdings, Inc.	857,865
17,400	Sumitomo Realty & Development Co., Ltd.	635,320
43,900	Teijin Ltd.	887,025
23,900	Tobu Railway Co., Ltd.	802,273
14,300	Tokio Marine Holdings, Inc.	777,039
25,600	Tokyo Gas Co., Ltd.	627,258
10,500	Toyota Motor Corp.	733,318
10,900	West Japan Railway Co.	950,507
196,300	Yamada Denki Co., Ltd.	950,689
		38,109,466
	Jersey – 0.6%
26,627	Experian PLC	837,448
	Netherlands – 3.1%
7,758	Akzo Nobel N.V.	714,264
10,969	Heineken Holding N.V.	1,044,760
7,553	Heineken N.V.	770,446
18,361	Unilever N.V.	1,084,312
12,783	Wolters Kluwer N.V.	941,239
		4,555,021
	New Zealand – 0.4%
103,514	Auckland International Airport Ltd.	617,222
	Norway – 0.7%
101,212	Orkla ASA	972,262
	Singapore – 6.7%
318,000	CapitaLand Ltd.	841,486
44,800	DBS Group Holdings Ltd.	856,187
148,100	Oversea-Chinese Banking Corp., Ltd.	1,193,117
234,200	SATS Ltd.	869,352
205,000	Singapore Airlines Ltd.	1,417,950
179,900	Singapore Exchange Ltd.	1,182,187
293,800	Singapore Technologies Engineering Ltd.	861,672
489,400	Singapore Telecommunications Ltd.	1,187,122
63,300	United Overseas Bank Ltd.	1,248,366
		9,657,439
	Spain – 4.3%
4,574	Aena SME S.A. (b)	839,177
32,604	Endesa S.A.	887,263
35,323	Ferrovial S.A.	1,042,411
Shares	Description	Value

	Spain (Continued)
107,274	Iberdrola S.A.	$1,101,670
273,517	Mapfre S.A.	762,634
28,825	Naturgy Energy Group S.A.	784,746
40,279	Red Electrica Corp. S.A.	810,863
		6,228,764
	Sweden – 3.3%
29,967	Essity AB, Class B	935,101
34,905	Industrivarden AB, Class C	755,166
16,372	Investor AB, Class B	838,464
104,917	Svenska Handelsbanken AB, Class A	1,050,289
275,893	Telia Co., AB	1,212,927
		4,791,947
	Switzerland – 9.0%
6,372	Baloise Holding AG	1,176,866
464	Givaudan S.A.	1,362,603
11,632	Nestle S.A.	1,241,847
8,900	Novartis AG	776,686
1,098	Partners Group Holding AG	856,140
4,174	Roche Holding AG	1,255,797
2,580	Swiss Life Holding AG	1,289,869
13,227	Swiss Prime Site AG	1,362,254
9,899	Swiss Re AG	1,036,560
2,776	Swisscom AG	1,418,250
3,158	Zurich Insurance Group AG	1,234,069
		13,010,941
	United Kingdom – 9.1%
30,089	Admiral Group PLC	788,091
20,112	Coca-Cola European Partners PLC	1,076,193
35,584	Compass Group PLC	947,687
16,410	Croda International PLC	1,023,722
25,228	Diageo PLC	1,034,130
309,456	Direct Line Insurance Group PLC	1,090,723
55,755	GlaxoSmithKline PLC	1,277,323
147,984	HSBC Holdings PLC	1,117,559
14,586	InterContinental Hotels Group PLC	880,459
91,556	National Grid PLC	1,068,915
34,289	Royal Dutch Shell PLC, Class A	991,815
42,299	Smith & Nephew PLC	905,438
16,944	Unilever PLC	1,014,565
		13,216,620
	Total Common Stocks	137,069,059
	(Cost $130,280,548)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.8%
	France – 1.2%
8,183	Covivio	926,340
4,969	Gecina S.A.	852,348
		1,778,688

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Singapore – 2.1%
529,200	Ascendas Real Estate Investment Trust	$1,233,095
604,000	CapitaLand Commercial Trust	910,140
637,800	Suntec Real Estate Investment Trust	871,997
		3,015,232
	United Kingdom – 1.5%
101,854	Land Securities Group PLC	1,240,204
86,092	Segro PLC	941,445
		2,181,649
	Total Real Estate Investment Trusts	6,975,569
	(Cost $6,289,993)
	Total Investments – 99.4%	144,044,628
	(Cost $136,570,541) (c)
	Net Other Assets and Liabilities – 0.6%	808,767
	Net Assets – 100.0%	$144,853,395

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,245,907 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,771,820. The net unrealized appreciation was $7,474,087.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section);
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 137,069,059	$ 137,069,059	$ —	$ —
Real Estate Investment Trusts*	6,975,569	6,975,569	—	—
Total Investments	$ 144,044,628	$ 144,044,628	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	27.3%
Japanese Yen	26.5
British Pound Sterling	10.5
Swiss Franc	9.0
Singapore Dollar	8.8
Australian Dollar	6.7
Hong Kong Dollar	4.2
Swedish Krona	3.3
Danish Krone	1.3
United States Dollar	0.7
Norwegian Krone	0.7
Israeli Shekel	0.6
New Zealand Dollar	0.4
Total	100.0%

Sector Allocation	% of Total Investments
Financials	29.3%
Industrials	17.4
Utilities	11.6
Consumer Staples	10.3
Consumer Discretionary	7.8
Real Estate	7.5
Communication Services	5.2
Health Care	4.8
Materials	3.8
Energy	1.2
Information Technology	1.1
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.